Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Wag Labs, Inc.
Goodwill and Intangible Assets

6.Goodwill and Intangible Assets

Goodwill

The following table summarizes the changes in the carrying amount of goodwill for the year ended December 31, 2021 (in thousands):

Balance December 31, 2020	$—
CPI Acquisition	1,427
Balance December 31, 2021	$1,427

Intangible Assets

The gross book value and accumulated amortization of intangible assets were as follows (in thousands):

	December 31, 2021
	Gross Book	Accumulated	Net Book
	Value	Amortization	Value
Developed technology	$648	$(65)	$553
Strategic customer relationships and licenses	2,170	(125)	2,045
Tradename	276	(16)	260
	$3,094	$(206)	$2,888

Included in intangible assets is $49 thousand of indefinite-lived intangible assets, which are not subject to amortization. The weighted average amortization period remaining as of December 31, 2021 for each class of intangible assets were as follows (in years):

Developed technology	3.6 years
Strategic customer relationships and licenses	7.2 years
Tradename	6.6 years

Amortization expense related to acquired intangible assets for the year ended December 31, 2021 was $0.2 million. The Company did not recognize any intangible asset impairment losses during the year ended December 31, 2021.

Based on the amounts recorded at December 31, 2021 the Company estimates intangible asset amortization expense in each of the years ending December 31 as follows (in thousands):

2022	$498
2023	498
2024	498
2025	431
2026	333
Thereafter	581
Total	$2,839